Equity Incentive Plan - Additional Information (Detail) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Equity Incentive Plans [Line Items]
Compensation expense	$ 1.2	$ 3.4	$ 0.6	$ (0.2)
Unrecognized compensation expense	$ 17.9
2012 LTIP Plan [Member]
Equity Incentive Plans [Line Items]
Shares reserved for future issuance	4
Restricted Stock [Member]
Equity Incentive Plans [Line Items]
Issuance of restricted shares	1
Vesting period of restricted stock	3 years
Restricted shares issued as common stock	$ 19